Accounts Receivable and Other Receivables - Summary of Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) - CAD ($) $ in Thousands	Mar. 28, 2026	Mar. 29, 2025
Receivables [Abstract]
Customer trade receivables	$ 2,536	$ 3,886
Other receivables	1,820	2,722
Total	$ 4,356	$ 6,608